GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, WI  53202

Ph: (414) 273-3500 / Fax: (414) 273-5198

August 27, 2010

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C.  20549

          RE:     Frontegra Funds, Inc.
                    (Registration Nos. 333-7305; 811-7685)

Ladies and Gentlemen:

          Transmitted herewith via EDGAR on behalf of Frontegra Funds, Inc. (the “Company”), please find the Company’s Post-Effective Amendment No. 62 to its Registration Statement on Form N-1A.

          This Post-Effective Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, in connection with the annual update of the Company.  This Post-Effective Amendment relates to the Frontegra Columbus Core Plus Fund, Frontegra Columbus Core Fund, Frontegra Mastholm International Equity Fund, Frontegra Netols Small Cap Value Fund, Frontegra Sky International Equity Fund and Frontegra Timpani Small Cap Growth Fund, each a series of the Company.

          If you have any questions regarding this filing, please do not hesitate to contact the undersigned.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Michele L. Racadio

Michele L. Racadio

cc:

Working Group

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WI, WASHINGTON DC, AND SHANGHAI PRC

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